Schedule of Maturities of Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Line of Credit Facility [Abstract]
2012	$ 12,000
2013	16,000
2014	36,000
Long-term Debt	$ 64,000	$ 76,000